Document and Entity Information	May 05, 2023
Cover [Abstract]
Entity Registrant Name	Glatfelter Corp
Amendment Flag	false
Entity Central Index Key	0000041719
Document Type	8-K
Document Period End Date	May 05, 2023
Entity Incorporation State Country Code	PA
Entity File Number	001-03560
Entity Tax Identification Number	23-0628360
Entity Address, Address Line One	4350 Congress Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	(704)
Local Phone Number	885-2555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false